Deposits - Total interest bearing deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deposits [Abstract]
Savings accounts	$ 10,618,629	$ 9,722,824
NOW, money market and other interest bearing demand deposits	16,305,007	13,221,415
Total savings, NOW, money market and other interest bearing demand deposits	26,923,636	22,944,239
Certificates of deposit:
Under $100,000	3,133,840	3,260,330
$100,000 and over	4,540,957	4,356,434
Total certificates of deposit	7,674,797	7,616,764
Total interest bearing deposits	$ 34,598,433	$ 30,561,003